CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,136,387	$ 5,934,885	$ 4,395,594
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	939,995	517,402	444,396
Loss on disposition of property and equipment	12,179	228,245
Deferred tax expense (benefit)	11,526	56,968	(89,079)
Provision for (recovery of) doubtful accounts	187,715	(227,873)	367,314
Changes in operating assets and liabilities:
Contracts receivable	(2,992,867)	(5,893,527)	(3,166,105)
Accounts receivable	(950,850)	922,611	(973,278)
Notes receivable	(378,205)	(85,107)	(218,890)
Retainage receivables	(80,360)	(548,357)	(379,078)
Prepayment and advances to suppliers	(7,127,018)	(2,861,600)	19,284
Inventories	788,000	427,878	(1,106,157)
Other receivables	(156,074)	(1,535)	111,811
Accounts payable	26,450	(290,717)	895,595
Notes Payable	53,272
Advances from customers	(370,964)	528,193	525,257
Deferred revenue	(1,071,355)	3,161	586,790
Taxes payable	(2,365,120)	2,484,264	2,191,174
Accrued expenses and other current liabilities	240,505	382,410	327,325
NET CASH PROVIDED BY (USED IN ) OPERATING ACTIVITIES	(6,096,784)	1,577,301	3,931,953
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(3,126,777)	(7,667)	(239,917)
Payments for construction in progress		(973,254)	(2,896,545)
NET CASH USED IN INVESTING ACTIVITIES	(3,126,777)	(980,921)	(3,136,462)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	295,954	301,019	848,478
Repayment of short-term bank loans		(795,443)	(839,648)
Proceeds from long-term loans	173,873	556,885
Repayment of long-term loans	(47,353)
Proceeds from other loan	582,205
Repayment of other loan	(21,457)
Proceeds from (repayment of) related parties	(66,582)	72,009
Proceeds from issuance of shares in IPO		10,131,690
Restricted cash	(53,272)
NET CASH PROVIDED BY FINANCING ACTIVITIES	863,368	10,266,160	8,830
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(294,919)	(104,290)	(63,145)
NET INCREASE IN CASH	(8,655,112)	10,758,250	741,176
CASH-beginning of year	11,875,893	1,117,643	376,467
CASH-end of year	3,220,781	11,875,893	1,117,643
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax			1,603
Cash paid for interest	$ 48,730	49,625	$ 55,619
Non-cash financing activities
Warrants issued to placement agent in connection with the Company's IPO		$ 488,730